Related Parties and Related Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Loss Contingencies [Line Items]
Related Parties and Related Commitments and Contingencies
Note 10. Related Parties and Related Commitments and Contingencies
Flash Ventures
The Company procures substantially all of its flash-based memory wafers from its business ventures with Kioxia Corporation (“Kioxia”), which consists of three separate legal entities: Flash Partners Ltd. (“Flash Partners”), Flash Alliance Ltd. (“Flash Alliance”) and Flash Forward Ltd. (“Flash Forward”), collectively referred to as “Flash
Ventures.”

The following table presents the notes receivable from, and equity investments in, Flash Ventures for the periods presented:

	March 28, 2025	June 28, 2024
	(in millions)
Notes receivable, Flash Partners	$37	$1
Notes receivable, Flash Alliance	38	5
Notes receivable, Flash Forward	296	485
Investment in Flash Partners	46	148
Investment in Flash Alliance	116	219
Investment in Flash Forward	129	143

Total notes receivable and investments in Flash Ventures	$662	$1,001

During the nine months ended March 28, 2025, and March 29, 2024, the Company made net payments to Flash Ventures of $2.9 billion and $2.5 billion, respectively, for purchases of flash-based memory wafers and net loans.
The Company makes, or will make, loans to Flash Ventures to fund equipment investments for new process technologies and additional wafer capacity. The Company aggregates its Flash Ventures’ notes receivable into one class of financing receivables due to the similar ownership interest and common structure in each Flash Ventures entity. For all reporting periods presented, no loans were past due, and no loan impairments were recorded. The Company’s notes receivable from each Flash Ventures entity, denominated in Japanese yen, are secured by equipment owned by that Flash Ventures entity.
As of March
 28, 2025, and June 28, 2024, the Company had accounts payable balances due to Flash Ventures of $283 million and $313 million, respectively.
The Company’s maximum reasonably estimable loss exposure (excluding lost profits) as a result of its involvement with Flash Ventures, based upon the Japanese yen to U.S. dollar exchange rate at March 28, 2025, is presented below. Investments in Flash Ventures are denominated in Japanese yen, and the maximum estimable loss exposure excludes any cumulative translation adjustment due to revaluation from the Japanese yen to the U.S. dollar.

March 28, 2025
(in millions)
Notes receivable	$371
Equity investments	291
Operating lease guarantees	1,379
Inventory and prepayments	1,318

Maximum estimable loss exposure	$3,359

The Company is obligated to pay for variable costs incurred in producing its share of Flash Ventures’ flash-based memory wafer supply, based on its rolling three-month forecast, which generally equals 50% of Flash Ventures’ output. In addition, the Company is obligated to pay for half of Flash Ventures’ fixed costs regardless of the output the Company chooses to purchase. The Company is not able to estimate its total wafer purchase commitment obligation beyond its rolling three-month purchase commitment because the price is determined by reference to the future cost of producing the semiconductor wafers. In addition, the Company is committed to fund 49.9% to 50.0% of each Flash Ventures entity’s capital investments to the extent that the Flash Ventures entity’s operating cash flow is insufficient to fund these investments.
Flash Ventures has historically operated at nearly 100% of its manufacturing capacity. During the three months ended March 28, 2025 and first two quarters of 2024, as a result of flash market conditions, the Company temporarily reduced its utilization of its share of Flash Ventures’ manufacturing capacity to an abnormally low level to more closely align the Company’s flash-based wafer supply with projected demand. During the nine months ended March 28, 2025 the Company incurred costs of $24 million, and during the nine months ended March 29, 2024 the Company incurred costs of $249 million, associated with the reduction in utilization related to
Flash Ventures, which was recorded as a charge to Cost of revenue.
The Company has facility agreements with Kioxia related to the construction and operation of Kioxia’s
300-millimeter
wafer fabrication facility in Kitakami, Japan, referred to as “K1”, a wafer fabrication facility in Yokkaichi, Japan, referred to as “Y7”, and a wafer fabrication facility in Kitakami, Japan, referred to as “K2”. In connection with the construction of these facilities, the Company makes prepayments toward future building depreciation. In connection with the start-up
of the K1, Y7 and K2 facilities, the Company has made prepayments over time, and as of March 28, 2025, $938 million, with $127 million recorded within Other current assets and $811 million recorded within Other non-current
assets in the Condensed Consolidated Balance Sheets, remain to be credited against future building depreciation charges. As of March 28, 2025, the Company is also committed to making additional building depreciation prepayments of $292 million, based on the Japanese yen to U.S. dollars exchange rate of ¥150.43 as of such date, payable as follows: $39 million for the remaining of fiscal year 2025, $31 million in fiscal year 2026, $116 million in fiscal year 2027, $93 million in fiscal year 2028 and $13 million in fiscal year 2029. As of March 28, 2025, in addition to the requirements to make building depreciation prepayments, the Company will also make payments for building depreciation of approximately $263 million at varying dates through fiscal year 2035.

Inventory Purchase Commitments with Flash Ventures.
 Purchase orders placed with Flash Ventures for up to three months are binding and cannot be canceled.
Research and Development Activities.
The Company participates in common research and development (“R&D”) activities with Kioxia and is contractually committed to a minimum funding level. R&D commitments due for the remaining three months of 2025 are $40 million.
Off-Balance
Sheet Liabilities.
Flash Ventures sells to, and leases back from, a consortium of financial institutions a portion of its tools and has entered into equipment lease agreements of which the Company guarantees half of all of the outstanding obligations under each lease agreement. The lease agreements are subject to customary covenants and cancellation events related to Flash Ventures and each of the guarantors. The occurrence of a cancellation event could result in an acceleration of Flash Ventures’ obligations and a call on the Company’s guarantees.
The following table presents the Company’s portion of the remaining guarantee obligations under the Flash Ventures’ lease facilities in both Japanese yen and U.S. dollar-equivalent, based upon the Japanese yen to U.S. dollar exchange rate as of March 28, 2025:

	Lease Amounts
	(Japanese yen, in billions)	(U.S. dollar, in millions)
Total guarantee obligations	¥207	$1,379

The following table details the breakdown of the Company’s remaining guarantee obligations between the principal amortization and the purchase option exercise price at the end of the term of the Flash Ventures lease agreements, in annual installments, in U.S. dollars, based upon the Japanese yen to U.S. dollar exchange rate as of March 28, 2025:

Annual Installments	Payment of Principal Amortization	Purchase Option Exercise Price at Final Lease Terms	Guarantee Amount
	(in millions)
Remaining three months of 2025	$104	$26	$130
2026	462	119	581
2027	227	102	329
2028	102	98	200
2029	36	53	89
2030	9	41	50

Total guarantee obligations	$940	$439	$1,379

The Company and Kioxia have agreed to mutually contribute to and indemnify each other and Flash Ventures for environmental remediation costs or liabilities resulting from Flash Ventures’ manufacturing operations in certain circumstances. The Company has not made any indemnification payments nor recorded any indemnification
receivables under any such agreements. As of March 28, 2025, no amounts have been accrued in the Condensed Consolidated Financial Statements with respect to these indemnification agreements.

Sale of a Majority Interest in a Subsidiary
In March 2024, SanDisk China Limited (“SanDisk China”), an indirect wholly-owned subsidiary of WDC, entered into an equity purchase agreement to sell 80% of its equity interest in SanDisk Semiconductor (Shanghai) Co. Ltd. (“SDSS”) an indirect wholly-owned subsidiary of WDC which holds one of the Company’s manufacturing facilities, to JCET Management Co., Ltd. (“JCET”), a wholly-owned subsidiary of JCET Group Co., Ltd., a Chinese publicly listed company, thereby forming a venture between SanDisk China and JCET (the “Transaction”). The venture aims to provide independent semiconductor assembly, testing, and other related services in the People’s Republic of China for customers including, but not limited to, the Company and its affiliates.
The Transaction closed on September 28, 2024, and SanDisk China completed the sale of 80% of its equity interest in SDSS to JCET.
Proceeds from the sale, including working capital adjustments, were $659 million
(pre-tax).
On October 1, 2024, the Company received an initial
pre-tax
installment of $262 million. On January 6, 2025, the Company received a second pre-tax
installment of $210 million and expects to receive the remaining $187 million pre-tax
proceeds in five equal installments of approximately $37 million on September 28 of each year through September 28, 2029. As of March 28, 2025, the outstanding consideration receivable was recognized at its present value of $166 million, with $36 million classified as Other current assets and $130 million classified as Other non-current
assets in the Condensed Consolidated Balance Sheets. The remaining present value discount of $21 million as of March 28, 2025 will be recognized using the effective interest method over the next five years as Interest income in the Condensed Consolidated Statements of
Operations.

The

Company’s 20% retained interest in SDSS was determined to be valued at $158 million based on the fair value of the total pre-tax consideration r eceived
and receivable
from
JCET for i
t
s pu
rchase of its 80% interest in SDSS. The Company accounts for its 20% interest in SDSS as an equity method investment within Other non-current assets in the Condensed Consolidated Balance Sheets. The Company’s 20% interest in the earnings of SDSS is recognized one quarter in arrears and is reported in Other expense, net in the Condensed Consolidated Statements of Operations. As of March 28, 2025, the 20% retained interest in SDSS was valued at $160 million.
The Transaction resulted in a
pre-tax
gain of $34 million, calculated as the difference between the total consideration for the sale, including the outstanding consideration receivable and the fair value of the Company’s 20% retained interest, less the carrying value of the net assets divested, which included, among other items, $71 million of cash and cash equivalents and $382 million of goodwill that was allocated to SDSS.
Subsequent to and in connection with the Transaction, Western Digital Technologies, Inc. (“WDT”) entered into a five-year supply agreement with SDSS (the “Supply Agreement”) to purchase certain flash-based products with a minimum annual commitment of $550 million (the “minimum annual commitment”). On January 10, 2025, the Company and WDT entered into an assignment agreement, pursuant to which, WDT assigned all of its rights and obligations under the Supply Agreement to the Company. The Supply Agreement contains specific penalties the Company must pay if SDSS fails to meet its minimum annual commitment. The Supply Agreement also provides that if SDSS purchases exceed the minimum annual commitment in any of the two years immediately succeeding any annual period where a shortfall penalty has been paid, SDSS shall reimburse the Company an amount not exceeding the previously paid penalty amount. The Supply Agreement expires on September 28, 2029, and automatically renews for additional one-year
terms unless earlier terminated by either of the parties. The Company also entered into an agreement to grant SDSS certain intellectual property rights on a royalty-free basis for use in manufacturing products on the Company’s behalf for the term of and under the Supply Agreement. For the three and nine months ended March 28, 2025, the Company made purchases of $
108
million and $219 million, respectively, under the Supply Agreement and had a $112 million accounts payable balance due to SDSS as of March 28, 2025.
The Company also entered into an arrangement to provide certain transition services for a limited period following the closing of the Transaction. Charges under this arrangement were not material.
Unis Venture
On January 24, 2025, the Company and WDC entered into an equity transfer agreement (the “Equity Transfer Agreement”) to transfer WDC’s entire equity interest in its venture with Unisplendour Corporation Limited and Unissoft (Wuxi) Group Co. Ltd. (“Unis”), referred to as the “Unis Venture”, to the Company. The Unis Venture is 48% owned by the Company and 52% owned by Unis. The Unis Venture markets and sells the Company’s products in China and develops data storage systems for the Chinese market.
Prior to the execution of the Equity Transfer Agreement, the Unis Venture was not historically managed as a component of the Company and as such, the related equity method investment was not reflected within our Condensed Consolidated Financial Statements. After the execution of the Equity Transfer Agreement, the Company accounts for its investment in the Unis Venture under the equity method of accounting. The Company’s 48% interest in the earnings of the Unis Venture will be recognized one quarter in arrears from the date the Unis Venture was transferred to the Company and will be reported in Other expense, net in the Condensed Consolidated Statements of Operations.
Revenue from products distributed by the Unis Venture is recognized upon sell-through to third-party customers. For the nine months ended March 28, 2025, and March 29, 2024, the Company recognized approximately 1% and 1%, respectively, of its condensed consolidated revenue on products distributed by the Unis Venture. The outstanding accounts receivable due from the Unis Venture were 2% and 4% of Accounts receivable, net, as of March 28, 2025 and June 28, 2024, respectively.
Related Party Transactions
Separation and Distribution Agreement and Other Related Party Transactions with WDC
As described in Note 1,
Organization and Basis of Presentation
of the Notes to Condensed Consolidated Financial Statements, on February 21, 2025, in connection with the separation, the Company entered into several agreements that provide a framework for Sandisk’s relationship with WDC after the separation. These include, but are not limited to, the following, which were active and in effect during the third quarter of fiscal year 2025:

•
Separation and Distribution Agreement
—The separation and distribution agreement contains key provisions related to the separation of the Company from WDC, including the transfer of assets and assumptions of liabilities. In connection with this agreement, certain assets and liabilities included in the Company’s Condensed Combined Balance Sheets as of December 27, 2024 were retained by WDC and certain assets and liabilities not included in the Company’s Condensed Combined Balance Sheets as of December 27, 2024 were transferred to the Company as of the date of the separation.

Separation-related adjustments resulted in a decrease to net assets and total equity of $1.1 billion and are reflected in the “Net transfers from (to) WDC, including spin-off
related adjustments” line item of the Condensed Consolidated Statements of Shareholders’ Equity.

•
Transition Services Agreement
—The Transition Services Agreement (“TSA”) governs the provision of transition services from WDC to Sandisk, and from Sandisk to WDC and its affiliates, on an interim, transitional basis following the separation.

For the nine months ended March 28, 2025, the Company recognized $2 million in expenses related to the TSA, and the Company expects to recognize an additional expense related to the TSA of approximately $10 million during the next twelve months.

•
Tax Matters Agreement—
The Tax Matters Agreement governs, among other things, WDC’s and the Company’s respective rights, responsibilities and obligations after the spin-off
with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes. In addition, the Tax Matters Agreement imposes certain restrictions on the Company and its subsidiaries (including restrictions on share issuances, business combinations, sales of assets, and similar transactions) that are designed to preserve the tax-free
status of the
spin-off
and certain related transactions.

As a result of this agreement, the Company recorded a tax indemnification liability of $112 million on February 21, 2025. This liability was subsequently reduced by approximately $2 million reflecting the outstanding balance as of March 28, 2025. The remaining tax indemnification liability of $110 million is classified as Other liabilities in the Condensed Consolidated Balance Sheets as of March 28, 2025.
Notes Due to (from) Western Digital Corporation
Prior to the separation, the Company received financing from certain of WDC’s subsidiaries in the form of borrowings under revolving credit agreements and promissory notes to fund activities primarily related to Flash Ventures. Additionally, cash generated by the Company was lent from time to time via promissory notes to certain of WDC’s subsidiaries for use in general corporate purposes. Outstanding balances due under these financing arrangements were due on demand.

Prior
 to the separation, the Company had outstanding borrowings due to WDC’s subsidiaries of $
553
 million, inclusive of interest payable. As part of the separation, WDC contributed $
550
 million to the Company, and the Company repaid $
6
 million in cash, which included interest accrued until the date of the separation.
The following presents Interest expense and Interest income on notes due to (from) Western Digital Corporation, which were recorded within Interest expense and Interest income in the Condensed Consolidated Statements of Operations for the periods presented:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Interest expense on notes due to Western Digital Corporation	$7	$29
Interest (income) on notes due from Western Digital Corporation	$(1)	$(4)
Allocation of Corporate Expenses
Prior to the separation, WDC provided various corporate services to the Company in the ordinary course of business, including executive management, finance, tax, legal, information technology, employee benefits administration, treasury, risk management, procurement and other shared services. These corporate expenses were allocated to the Company based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount, revenue or other relevant measures. Management believes the basis on which the expenses were allocated to be a reasonable reflection of the utilization of services provided to us or the benefit received by us.

E
ffective at the beginning of the second quarter of fiscal year 2025, the Company was operationally separated from the operations that were ultimately retained by WDC following completion of the spin-off
transaction. In connection with this operational separation, personnel serving the Company in shared service functions were transferred into legal entities dedicated to the Company, and substantially all assets, liabilities, and contracts pertaining to operations of the Company were transferred to legal entities dedicated to the Company as well. Accordingly, there was a substantial reduction in the pool of shared corporate overhead costs of WDC that were subject to allocation in the second and third quarters of fiscal year 2025.
The table below summarizes the impact of expense allocations from WDC within the Condensed Consolidated Statements of Operations for the periods presented:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Research and development	$189	$520
Selling general, and administrative	158	328
Business separation costs	50	—
Employee termination and other charges	5	(44)

Total allocation of Corporate Expenses	$402	$804

Our historical financial statements do not purport to reflect what results of operations, financial position, equity or cash flows would have been if we had operated as a standalone company during the periods presented.
Cash Management
Prior to the separation, WDC provided funding for our operating and investing activities, including pooled cash managed by WDC’s treasury, to fund operating expenses and capital expenditures. WDC also directly collected certain of our receivables. These activities were reflected as a component of the Net investment from Western Digital Corporation, and this arrangement is not reflective of the manner in which we would operate on a standalone company separate from WDC during the periods presented.
Western Digital Corporation Net Investment
Prior to the separation, the Net investment from Western Digital Corporation on the Condensed Consolidated Balance Sheets represented WDC’s historical investment in the Company, the net effect of transactions with and allocations from WDC, the Company’s retained earnings and the allocation to the Company of cumulative effect adjustments from the adoption of new accounting standards.

Net Transfers from (to) Western Digital Corporation
A reconciliation of Net transfers from (to) Western Digital Corporation on the Condensed Consolidated Statements of Shareholders’ Equity to the corresponding amounts on the Condensed Consolidated Statements of Cash Flows is as follows:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Net transfers from Western Digital Corporation per Condensed Consolidated Statements of Shareholders’ Equity	$(585)	$234
Notes due (to) from Western Digital Corporation	(1,223)	113
Other assets and liabilities, net transferred from Western Digital Corporation	(105)	—
Unis venture transferred from Western Digital Corporation	(61)	—
Property, plant and equipment, net transferred from Western Digital Corporation	(27)	(5)
Tax balances transferred from Western Digital Corporation	(8)	(2)
Accumulated other comprehensive loss transferred to Western Digital Corporation	10	—
Tax indemnification liability transferred to Western Digital Corporation	112	—

Net transfers (to) from Western Digital Corporation per Condensed Consolidated Statements of Cash Flows	$(1,887)	$340

The Flash Business of Western Digital Corporation [Member]
Loss Contingencies [Line Items]
Related Parties and Related Commitments and Contingencies
Note 9. Related Parties and Related Commitments and Contingencies
Flash Ventures
The Business procures substantially all of its flash-based memory wafers from its business ventures with Kioxia Corporation (“Kioxia”), which consists of three separate legal entities: Flash Partners Ltd. (“Flash Partners”), Flash Alliance Ltd. (“Flash Alliance”) and Flash Forward Ltd. (“Flash Forward”), collectively referred to as “Flash Ventures.” The Business has a 49.9% ownership interest and Kioxia has a 50.1% ownership interest in each of these entities. Through Flash Ventures, the Business and Kioxia collaborate in the development and manufacture of flash-based memory wafers, which are manufactured by Kioxia at its wafer fabrication facilities located in Japan using semiconductor manufacturing equipment individually owned or leased by each Flash Ventures entity. Each Flash Ventures entity purchases wafers from Kioxia at cost and then resells those wafers to the Business and Kioxia at cost plus a markup
.
Flash Partners
.
 Flash Partners was formed in 2004 in connection with the construction of Kioxia’s “Y3”
300-millimeter
wafer fabrication facility located in Yokkaichi, Japan.
Flash Alliance
.
 Flash Alliance was formed in 2006 in connection with the construction of Kioxia’s “Y4”
300-millimeter
wafer fabrication facility located in Yokkaichi, Japan.
Flash Forward
.
 Flash Forward was formed in 2010 in connection with the construction of Kioxia’s “Y5”
300-millimeter
wafer fabrication facility located in Yokkaichi, Japan. Y5 was built in two phases of approximately equal size.
New Y2
.
 The Business has a facility agreement with Kioxia related to the construction and operation of Kioxia’s “New Y2”
300-millimeter
wafer fabrication facility located in Yokkaichi, Japan. New Y2 primarily provided additional clean room space to convert a portion of
2-dimensional
(“2D”) flash-based wafer production capacity to
3-dimensional
(“3D”) flash-based wafer production capacity. Production of flash-based wafers in New Y2 started in 2016.
Y6
.
The Business also has a facility agreement with Kioxia related to the construction and operation of Kioxia’s “Y6”
300-millimeter
wafer fabrication facility in Yokkaichi, Japan. Y6 is primarily intended to provide clean room space to continue the transition of existing 2D flash-based wafer capacity to 3D flash-based wafer production capacity. Production of flash-based wafers in Y6 started in 2018.
K1
.
The Business also has a facility agreement with Kioxia related to the construction and operation of Kioxia’s “K1”
300-millimeter
wafer fabrication facility in Kitakami, Japan. The primary purpose of K1 is to provide clean room space to continue the transition of existing flash-based wafer capacity to newer technology nodes. Production of flash-based wafers in K1 started in 2019.
Y7.
In January 2022, the Business entered into additional agreements regarding Flash Ventures’ investment in a new wafer fabrication facility in Yokkaichi, Japan, referred to as “Y7”. The primary purpose of Y7 is to provide clean room space to continue the transition of existing flash-based wafer capacity to newer flash technology nodes. Production of flash-based wafers in Y7 started in 2022.
K2
.
In June 2024, the Business entered into additional agreements regarding Flash Ventures’ investment in a new wafer fabrication facility in Kitakami, Japan, referred to as “K2”. The primary purpose of K2 is to provide clean room space to continue the transition of existing flash-based wafer capacity to newer flash technology nodes. Output from K2 is expected to begin in the first half of fiscal year 2026.

In connection with the
start-up
of the K1, K2 and Y7 facilities, the Business has made prepayments over time, toward future building depreciation. During 2024, the Business made $74 million of prepayments and as of June 28, 2024, $523 million remained to be credited against future building depreciation charges.
As of June 28, 2024, the Business is committed to make additional building depreciation payments of $610 million. The additional future payments are scheduled as follows, based on Japanese yen to U.S. dollars exchange rate as of June 28, 2024: $372 million in fiscal year 2025, $29 million in fiscal year 2026, $109 million in fiscal year 2027, $87 million in fiscal year 2028, and $13 million in fiscal year 2029. As of June 28, 2024, in addition to the requirements to make building depreciation prepayments, the Business will also make payments for building depreciation of approximately $290 million at varying dates through fiscal year 2035.
The Business accounts for its ownership position of each entity within Flash Ventures under the equity method of accounting. The financial and other support provided by the Business in all periods presented was either contractually required or the result of a joint decision to expand wafer capacity, transition to new technologies or refinance existing equipment lease commitments. Entities within Flash Ventures are VIEs. The Business evaluated whether it is the primary beneficiary of any of the entities within Flash Ventures for all periods presented and determined that it is not the primary beneficiary of any of the entities within Flash Ventures because it does not have a controlling financial interest in any of those entities. In determining whether the Business is the primary beneficiary, the Business analyzed the primary purpose and design of Flash Ventures, the activities that most significantly impact Flash Ventures’ economic performance, and whether the Business had the power to direct those activities. The Business concluded, based upon its 49.9% ownership, the voting structure and the manner in which the day-to-day
operations are conducted for each entity within Flash Ventures, that the Business lacked the power to direct most of the activities that most significantly impact the economic performance of each entity within Flash Ventures.
The following table presents the notes receivable from, and equity investments in, Flash Ventures for the periods presented:

	June 28, 2024	June 30, 2023
	(in millions)
Notes receivable, Flash Partners	$1	$37
Notes receivable, Flash Alliance	5	48
Notes receivable, Flash Forward	485	709
Investment in Flash Partners	148	160
Investment in Flash Alliance	219	274
Investment in Flash Forward	143	183

Total notes receivable and investments in Flash Ventures	$1,001	$1,411

During 2024, 2023 and 2022 the Business made net payments to Flash Ventures of $3.35 billion, $4.20 billion, $4.70 billion for purchased flash-based memory wafers and net loans.
The Business makes, or will make, loans to Flash Ventures to fund equipment investments for new process technologies and additional wafer capacity. The Business aggregates its Flash Ventures’ notes receivable into one class of financing receivables due to the similar ownership interest and common structure in each Flash Venture entity. For all reporting periods presented, no loans were past due, and no loan impairments were recorded. The Business’s notes receivable from each Flash Ventures entity, denominated in Japanese yen, are secured by equipment owned by that Flash Ventures entity.

As of June 28, 2024, and June 30, 2023, the Business had accounts payable balances due to Flash Ventures of $313 million and $292 million, respectively.
The Business’s maximum reasonably estimable loss exposure (excluding lost profits) as a result of its involvement with Flash Ventures, based upon the Japanese yen to U.S. dollar exchange rate at June 28, 2024, is presented below. Investments in Flash Ventures are denominated in Japanese yen, and the maximum estimable loss exposure excludes any cumulative translation adjustment due to revaluation from the Japanese yen to the U.S. dollar.

June 28, 2024
(in millions)
Notes receivable	$491
Equity investments	510
Operating lease guarantees	1,299
Inventory and prepayments	1,069

Maximum estimable loss exposure	$3,369

As of June 28, 2024, the Business’s Parent company net investment included undistributed earnings of Flash Ventures of $162 million.
The Business is obligated to pay for variable costs incurred in producing its share of Flash Ventures’ flash-based memory wafer supply, based on its three-month forecast, which generally equals 50% of Flash Ventures’ output. In addition, the Business is obligated to pay for half of Flash Ventures’ fixed costs regardless of the output the Business chooses to purchase. The Business is not able to estimate its total wafer purchase commitment obligation beyond its rolling three-month purchase commitment because the price is determined by reference to the future cost of producing the semiconductor wafers. In addition, the Business is committed to fund 49.9% to 50.0% of capital investments that a Flash Ventures entity decided to make to the extent that Flash Ventures entity’s operating cash flow is insufficient to fund these investments.
Flash Ventures has historically operated near 100% of its manufacturing capacity. During 2024 and 2023, as a result of flash business conditions, the Business temporarily reduced its utilization of its share of Flash Ventures’ manufacturing capacity to an abnormally low level to more closely align the Business’s flash-based wafer supply with projected demand. In 2024 and 2023, the Business incurred costs of $249 million and $286 million, respectively, associated with the reduction in utilization related to Flash Ventures, which was recorded as a charge to cost of revenue.
In February 2022, contamination of certain material used in manufacturing processes occurred at both the Yokkaichi and Kitakami, Japan fabrication facilities, resulting in damage to inventory units in production, a temporary disruption to production operations and a reduction in the Business’s flash wafer availability. During 2022, the Business incurred charges of $207 million related to this contamination incident that were recorded in cost of revenue, which primarily consisted of scrapped inventory and rework costs, decontamination and other costs needed to restore the facilities to normal capacity and under absorption of overhead costs. During 2024, the Business received a recovery of $36 million related to this incident from its insurance carriers, which was recorded in cost of revenue. The Business continues to pursue recovery of its remaining losses associated with this event; however, the total amount of recovery cannot be estimated at this time.

Inventory Purchase Commitments with Flash Ventures.
Purchase orders placed under Flash Ventures for up to three months are binding and cannot be canceled.
Research and Development Activities.
The Business participates in common R&D activities with Kioxia and is contractually committed to a minimum funding level. R&D commitments are immaterial to the Combined Financial Statements.
Off-Balance
Sheet Liabilities
Flash Ventures sells to and leases back from a consortium of financial institutions a portion of its tools and has entered into equipment lease agreements of which the Business guarantees half or all of the outstanding obligations under each lease agreement. The lease agreements are subject to customary covenants and cancellation events related to Flash Ventures and each of the guarantors. The occurrence of a cancellation event could result in an acceleration of Flash Ventures’ obligations and a call on the Business’s guarantees.
The following table presents the Business’s portion of the remaining guarantee obligations under the Flash Ventures’ lease facilities in both Japanese yen and U.S. dollar-equivalent, based upon the Japanese yen to U.S. dollar exchange rate:

	June 28, 2024 Lease Amounts
	(Japanese yen, in billions)	(U.S. dollar, in millions)
Total guarantee obligations	¥208	$1,299
The following table details the breakdown of the Business’s remaining guarantee obligations between the principal amortization and the purchase option exercise price at the end of the term of the Flash Ventures lease agreements, in annual installments as of June 28, 2024, in U.S. dollars, based upon the Japanese yen to U.S. dollar exchange rate as of June 28, 2024:

Annual Installments	Payment of Principal Amortization	Purchase Option Exercise Price at Final Lease Terms	Guarantee Amount
	(in millions)
2025	$285	$74	$359
2026	359	111	470
2027	164	95	259
2028	58	92	150
2029	11	50	61

Total guarantee obligations	$877	$422	$1,299

The Business and Kioxia have agreed to mutually contribute to, and indemnify each other and Flash Ventures for, environmental remediation costs or liability resulting from Flash Ventures’ manufacturing operations in certain circumstances. The Business has not made any indemnification payments, nor recorded any indemnification receivables under any such agreements. As of June 28, 2024, no amounts have been accrued in the Combined Financial Statements with respect to these indemnification agreements.

Unis Ventures
WDC also has a joint venture with Unisplendour Corporation Limited and Unissoft (Wuxi) Group Co. Ltd. (“Unis”), referred to as the “Unis Venture”, to market and sell the Business’s products in China and to develop data storage systems for the Chinese market in the future. Pursuant to the separation and distribution agreement, it is expected that the Unis Venture will be minority owned by the Business and majority owned by Unis following the separation. The Unis Venture has not historically been managed as a component of the Business and as such the related equity method investment is not reflected within our Combined Financial Statements. For the years ended June 28, 2024, June 30, 2023, and July 1, 2022, the Business recognized approximately 1%, 2% and 1% of its combined revenue on products distributed by the Unis Venture, respectively. The outstanding accounts receivable due from the Unis Venture was 4% and 2% of Accounts receivable, net as of June 28, 2024, and June 30, 2023, respectively.
Agreement to Sell a Majority Interest in our Parent’s Subsidiary
In March 2024, SanDisk China (an indirect wholly owned subsidiary of WDC) entered into an Equity Purchase Agreement to sell
80
% of its equity interest in SanDisk Semiconductor (Shanghai) Co. Ltd. (“SDSS”) (an indirect wholly-owned subsidiary of WDC which holds one of the Business’s manufacturing facilities) to JCET Management Co., Ltd. (“JCET”, a wholly-owned subsidiary of JCET Group Co., Ltd. a Chinese publicly listed company), thereby forming a joint venture between SanDisk China and JCET. Closing of the transaction is subject to the satisfaction or waiver of certain conditions, after which, JCET will own 80% of the equity interest in SDSS, with SanDisk China owning the remaining 20%. Following the Closing, our Parent expects to enter into various ancillary agreements, including (i) a shareholders agreement governing the joint venture relationships from and after the Closing; (ii) a supply agreement with the joint venture to supply the Business with certain flash-based products currently produced by SDSS, which may include flash memory cards, embedded flash products and flash components; and (iii) an intellectual property license agreement granting SDSS certain intellectual property rights on a royalty-free basis for use in manufacturing products on the Business’s behalf for the term of and pursuant to the Supply Agreement.
Related Party Transactions
Notes Due to (from) Parent
The Business receives financing from certain of the Parent’s subsidiaries in the form of borrowings under revolving credit agreements and promissory notes to fund activities primarily related to Flash Ventures. Additionally, cash generated by the Business may be lent via promissory notes to certain of the Parent’s subsidiaries for use in general corporate purposes. Outstanding balances due under these financing arrangements are due on demand.

The following presents a summary of the outstanding borrowings between the Business and subsidiaries of the Parent for the periods presented, inclusive of any associated interest receivable or interest payable:

Notes due to (from) Parent	Interest Rate	June 28, 2024	June 30, 2023
Notes due from Parent		(in millions)
Revolving Credit Agreement due from Parent $101M - Oct. 3, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	$(102)	$—
Notes due from Parent $40M - Dec. 19, 2018	.15% through Dec. 2021, .33% through Dec. 2022 and 4.55% through Maturity Date	—	(40)
Notes due from Parent $10M - Mar. 29, 2019	1.5% through Mar 2022, .97% through Mar. 2023, and 4.5% through Maturity Date	—	(10)
Notes due from Parent $8M - Jul. 25, 2019	.18% through Jul 2021, .12% through July 2022, and 2.37% through Maturity Date	—	(8)
Revolving Credit Agreement due from Parent $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	(4)
Revolving Credit Agreement due from Parent $100M October 27, 2021	LIBOR Rate + 150 basis points	—	(1)

Total Notes due from Parent		(102)	(63)
Notes due to Parent
Notes due to Parent $500M - Nov. 25, 2014	1-year swap + 2%	475	467
Notes Due to Parent $42B Yen - April 29, 2014	TIBOR + .35%	262	291
Revolving Credit Agreement due to Parent $100M - Aug. 20, 2021	LIBOR Rate + 150 basis points	77	77
Revolving Credit Agreement due to Parent $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	29
Revolving Credit Agreement due to Parent - $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	24
Notes Due to Parent $60M - Feb. 22 2023	Safe Notice Rate - 6.698%	—	31

Total Notes due to Parent		814	919

	Total Notes due to Parent, net	$712	$856

The following presents interest expense and interest income on notes due to (from) Parent, which have been recorded within interest expense and interest income in the Combined Statements of Operations for the periods presented:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Interest income on notes due from Parent	$6	$16	$3
Interest expense on notes due to Parent	$(37)	$(29)	$(13)
Allocation of Corporate expenses
The Parent has provided various corporate services to the Business in the ordinary course of business, including executive management, finance, tax, legal, information technology, employee benefits administration, treasury, risk management, procurement and other shared services. These corporate expenses have been allocated to the Business based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount, revenue or other relevant measures. Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us.
The table below summarizes the impact of expense allocations from WDC within the Combined Statements of Operations for the periods presented:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Research and development	$723	$750	$884
Selling, general and administrative	418	452	470
Employee termination, asset impairment and other	(40)	61	(2)
Business separation costs	64	—	—

Total allocation of Corporate expenses	$1,165	$1,263	$1,352

Our historical financial statements do not purport to reflect what results of operations, financial position, equity or cash flows would have been if we had operated as a stand-alone Business during the periods presented.
Cash Management
WDC provides funding for our operating and investing activities including pooled cash managed by WDC treasury to fund operating expenses and capital expenditures. WDC also directly collects certain of our receivables. These activities are reflected as a component of Parent company net investment, and this arrangement is not reflective of the manner in which we would operate on a standalone business separate from WDC during the periods presented.
Parent Company Net Investment
Parent company net investment on the Combined Balance Sheets represents WDC’s historical investment in the Business, the net effect of transactions with and allocations from WDC, the Business’s retained earnings and cumulative effect adjustments from the adoption of new accounting standards.

Net Transfers from (to) Parent
A reconciliation of Net transfers from (to) Parent on the Combined Statements of Changes in Parent Company Net Investment to the corresponding amounts on the Combined Statements of Cash Flows is as follows:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Net transfers from (to) Parent per Combined Statement of Changes in Parent Company Net Investment	$275	$376	$(922)
Property, plant and equipment, net transferred from Parent	(11)	(18)	(13)
Deferred taxes, net transferred to Parent	17	2	2
Notes due from Parent transferred to Parent	113	316	—

Net transfers from (to) Parent per Combined Statements of Cash Flows	$394	$676	$(933)